Alger Capital Appreciation Portfolio Expense Example - Class S Shares [Member] - Alger Capital Appreciation Portfolio - Class S	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,443